EXPLORATION AND EVALUATION - Disclosure of detailed information about exploration and evaluation expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	$ 17,925	$ 9,756
Depreciation and depletion [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	330	311
Share-based compensation [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	293	184
Exploration salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	1,975	2,918
Direct exploration expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	7,335	6,343
Evaluation salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	1,677	0
Direct evaluation expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration and Evaluation	$ 6,315	$ 0